Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2017	2016

Buildings	$12,863,535	$13,108,283
Machinery	55,256,545	57,207,298
Vehicles	277,176	329,540
Plant and equipment	4,443,682	4,454,496
Software	81,471	83,221
Construction in progress	926,379	484,552
	73,848,788	75,667,390
Less: Accumulated depreciation	(27,240,599)	(24,602,825)
Property, plant and equipment, net	$46,608,189	$51,064,565